Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities
31.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Convertible Preferred Shares	Lease liabilities	Accrued issuance costs in respect of convertible Preferred Shares (under other payables)	Accrued share issue costs (under other payables)	Total
	US$	US$	US$	US$	US$
As of January 1, 2020	133,969	1,674	—	—	135,643
Financing cash flows	124,250	(544)	(3,782)	(439)	119,485
Non-cash changes:
Fair value change	26,572	—	—	—	26,572
New leases entered	—	309	—	—	309
Issue costs in respect of convertible Series C Preferred Shares accrued	—	—	3,782	—	3,782
Issue costs accrued	—	—	—	950	950
Interest expense	—	72	—	—	72

As of December 31, 2020	284,791	1,511	—	511	286,813
Financing cash flows	—	(611)	—	(1,173)	(1,784)
Non-cash changes:
Fair value change	37,424	—	—	—	37,424
New leases entered	—	53	—	—	53
Issue costs accrued	—	—	—	1,306	1,306
Interest expense	—	83	—	—	83

As of December 31, 2021	322,215	1,036	—	644	323,895
Financing cash flows	—	(686)	—	—	(686)
Non-cash changes:
Fair value change	189,646	—	—	—	189,646
New leases entered	—	548	—	—	548
Reversal on accrued share issue costs	—	—	—	(644)	(644)
Interest expense	—	93	—	—	93

As of December 31, 2022	511,861	991	—	—	512,852